American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
April 30, 2021

One Choice 2035 Portfolio - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.4%
Focused Dynamic Growth Fund G Class	529,690	31,707,246
NT Disciplined Growth Fund G Class	3,757,648	59,333,258
NT Equity Growth Fund G Class	7,929,941	100,472,354
NT Focused Large Cap Value Fund G Class	18,127,730	236,023,043
NT Growth Fund G Class	6,118,009	136,737,491
NT Heritage Fund G Class	5,551,419	91,376,359
NT Mid Cap Value Fund G Class	9,599,024	143,697,392
Small Cap Growth Fund G Class	1,041,740	29,429,153
Small Cap Value Fund G Class	2,759,722	31,516,027
Sustainable Equity Fund G Class	4,283,431	184,187,541
		1,044,479,864
Domestic Fixed Income Funds — 30.3%
Inflation-Adjusted Bond Fund G Class	7,959,467	101,005,634
NT Diversified Bond Fund G Class	41,159,254	459,748,863
NT High Income Fund G Class	10,914,883	109,148,833
Short Duration Fund G Class	4,574,338	47,939,062
Short Duration Inflation Protection Bond Fund G Class	2,735,564	30,145,911
		747,988,303
International Equity Funds — 16.4%
Non-U.S. Intrinsic Value Fund G Class	4,273,657	43,719,514
NT Emerging Markets Fund G Class	4,056,775	62,028,094
NT Global Real Estate Fund G Class	3,493,109	42,650,864
NT International Growth Fund G Class	8,389,758	123,665,034
NT International Small-Mid Cap Fund G Class	2,649,608	39,240,697
NT International Value Fund G Class	8,998,419	94,303,434
		405,607,637
International Fixed Income Funds — 10.9%
Emerging Markets Debt Fund G Class	5,457,178	57,900,660
Global Bond Fund G Class	17,849,230	186,702,947
International Bond Fund G Class	1,648,873	22,985,292
		267,588,899
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,901,226,483)		2,465,664,703
OTHER ASSETS AND LIABILITIES†		2,378
TOTAL NET ASSETS — 100.0%		$2,465,667,081

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$33,149	$179	$6,305	$4,684	$31,707	530	$3,821	$179
NT Disciplined Growth Fund	55,548	7,592	4,487	680	59,333	3,758	1,681	7,233
NT Equity Growth Fund	91,778	10,249	12,911	11,356	100,472	7,930	982	10,249
NT Focused Large Cap Value Fund(3)	209,343	9,404	29,499	46,775	236,023	18,128	3,219	6,069
NT Growth Fund	124,868	19,148	17,454	10,175	136,737	6,118	6,310	13,867
NT Heritage Fund	88,088	10,205	18,106	11,189	91,376	5,551	6,014	8,156
NT Mid Cap Value Fund	127,341	4,281	24,380	36,455	143,697	9,599	2,756	3,948
Small Cap Growth Fund	29,224	2,728	8,611	6,088	29,429	1,042	1,911	2,728
Small Cap Value Fund	26,676	345	11,360	15,855	31,516	2,760	826	345
Sustainable Equity Fund	167,275	2,792	23,976	38,097	184,188	4,283	4,051	2,043
Inflation-Adjusted Bond Fund	87,369	12,001	792	2,428	101,006	7,959	6	445
NT Diversified Bond Fund	361,360	133,655	17,752	(17,514)	459,749	41,159	(340)	11,350
NT High Income Fund	88,205	15,664	1,906	7,186	109,149	10,915	(72)	4,581
Short Duration Fund	—	47,644	115	410	47,939	4,574	—	381
Short Duration Inflation Protection Bond Fund	20,056	9,058	185	1,217	30,146	2,736	1	242
Non-U.S. Intrinsic Value Fund	39,702	1,029	9,171	12,160	43,720	4,274	(664)	1,029
NT Emerging Markets Fund	66,517	1,914	14,082	7,679	62,028	4,057	5,794	1,106
NT Global Real Estate Fund	37,154	659	2,261	7,099	42,651	3,493	138	659
NT International Growth Fund	114,075	4,258	12,471	17,803	123,665	8,390	4,991	3,736
NT International Small-Mid Cap Fund	38,143	1,404	8,117	7,811	39,241	2,650	1,721	1,404
NT International Value Fund	83,219	3,320	13,620	21,385	94,304	8,998	(586)	2,638
Emerging Markets Debt Fund	47,681	9,445	619	1,394	57,901	5,457	6	1,810
Global Bond Fund	140,228	48,387	1,657	(255)	186,703	17,849	4	1,221
International Bond Fund	20,827	2,365	380	173	22,985	1,649	5	541
U.S. Government Money Market Fund	101,598	4,884	106,482	—	—	—	—	33
	$2,199,424	$362,610	$346,699	$250,330	$2,465,665	183,859	$42,575	$85,993
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.